Acquisition of Delaware Bancshares, Inc. (Proforma) (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net interest income		$ 28,590	$ 24,521	$ 24,560
Noninterest Income		5,179	4,699	5,110
Net Income (Loss) Attributable to Parent		$ 6,711	$ 5,908	$ 7,657
Earnings Per Share, Basic		$ 1.74	$ 1.60	$ 2.10
Earnings Per Share, Diluted		$ 1.73	$ 1.60	$ 2.10
Parent Company [Member]
Business Acquisition [Line Items]
Net Income (Loss) Attributable to Parent		$ 6,711	$ 5,908	$ 7,657
Delaware Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Net interest income	$ 3,900
Noninterest Income	893
Net Income (Loss) Attributable to Parent	$ 750
Earnings Per Share, Basic	$ 0.18
Earnings Per Share, Diluted	$ 0.18
Delaware Bancshares, Inc. [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Net interest income		37,199	33,787
Noninterest Income		6,487	7,939
Net Income (Loss) Attributable to Parent		$ 3,588	$ 6,944
Earnings Per Share, Basic		$ 0.87	$ 1.69
Earnings Per Share, Diluted		$ 0.87	$ 1.68